Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Summary of consideration paid and fair value of assets acquired and liabilities assumed

Consideration
Cash consideration paid	486,488
Fair value of previously held equity interest	13,039
Total consideration	499,527

Allocation of consideration
Cash acquired	2,659
Capital assets	559,094
Exploration and evaluation assets	43,227
Deferred tax liabilities	(97,891)
Asset retirement obligations	(1,440)
Derivative liability	(339)
Acquired working capital deficiency	(5,783)
Net assets acquired	499,527